Related Party Transactions (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Affiliated Revenues and Purchases
Affiliated Revenues		$ 0.0	$ 0.0		$ 0.0
Indiana Michigan Power Co to Kentucky Power Co [Member]
Related Party Transactions (Textuals)
Percentage of Power Sold under Unit Power Agreement		30.00%
AEP Generating Co to Indiana Michigan Power Co [Member]
Cook Coal Terminal
Coal Transloading Services		$ 12.0	10.0		13.0
Railcar Maintenance		$ 1.5	1.3		1.7
AEP Generating Co to Kentucky Power Co [Member]
Related Party Transactions (Textuals)
Percentage of Power Sold under Unit Power Agreement		30.00%
AEP Generating Co to Public Service Co of Oklahoma [Member]
Cook Coal Terminal
Railcar Maintenance		$ 0.7	0.5		0.6
AEP Generating Co To Southwestern Electric Power Co [Member]
Cook Coal Terminal
Railcar Maintenance		3.4	3.5		3.3
AEP Energy Partners, Inc. to AEP Texas Inc. [Member]
Oklaunion PPA between AEP Texas and AEPEP
Oklaunion Purchase Power Agreement		104.0	64.0		74.0
Indiana Michigan Power Co to AEP Transmission Co [Member]
Joint License Agreement
Joint License Agreement		2.2	1.4		0.8
Kentucky Power Co to AEP Transmission Co [Member]
Joint License Agreement
Joint License Agreement		0.2	0.2		0.1
Ohio Power Co to AEP Transmission Co [Member]
Joint License Agreement
Joint License Agreement		2.9	2.4		2.3
Public Service Co of Oklahoma to AEP Transmission Co [Member]
Joint License Agreement
Joint License Agreement		0.3	0.3		0.2
AEP Generating Co [Member]
Barging, Urea Transloading and Other Services
Expenses from Barging, Urea Transloading and Other Services		19.9	15.3		14.8
AEP Generation Resources [Member]
Barging, Urea Transloading and Other Services
Expenses from Barging, Urea Transloading and Other Services		0.0	0.1		0.3
Central Machine Shop
Billings for Services from Central Machine Shop Facility		1.6	1.2		2.0
AEP Transmission Co [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		598.9	568.1	[1]	367.5
Sales and Purchases of Property
Related Party Purchases of Property		18.5	9.1		6.5
AEP Transmission Co [Member] | Direct Sales to East Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	0.0		0.0
AEP Transmission Co [Member] | Direct Sales to West Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	0.0		0.0
AEP Transmission Co [Member] | Auction Sales to OPCo [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	[2]	0.0	0.0		0.0
AEP Transmission Co [Member] | Direct Sales to AEPEP [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	0.0		0.0
AEP Transmission Co [Member] | Transmission Agreement and Transmission Coordination Agreement Sales [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		591.4	559.6	[3]	366.1
AEP Transmission Co [Member] | Other Revenues [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		7.5	8.5		0.0
Appalachian Power Co [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		181.4	172.0		142.1
Transmission Agreement
Net Charges from Transmission Agreement		128.3	158.2		103.2
Barging, Urea Transloading and Other Services
Expenses from Barging, Urea Transloading and Other Services		35.1	37.2		36.9
Sales and Purchases of Property
Related Party Sales of Property		5.4	3.5		4.5
Related Party Purchases of Property		0.6	0.9		1.5
Appalachian Power Co [Member] | Direct Sales to East Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		133.2	130.4		126.0
Appalachian Power Co [Member] | Direct Sales to West Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	0.0		0.0
Appalachian Power Co [Member] | Auction Sales to OPCo [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	[2]	5.8	1.0		9.2
Appalachian Power Co [Member] | Direct Sales to AEPEP [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	0.0		0.0
Appalachian Power Co [Member] | Transmission Agreement and Transmission Coordination Agreement Sales [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		36.4	34.1		1.3
Appalachian Power Co [Member] | Other Revenues [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		6.0	6.5		5.6
Indiana Michigan Power Co [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		22.1	1.8		26.2
Cost of Purchased Power from Affiliate		237.9	223.9		228.6
Transmission Agreement
Net Charges from Transmission Agreement		91.4	103.8		53.0
Central Machine Shop
Billings for Services from Central Machine Shop Facility		2.4	2.7		2.9
Sales and Purchases of Property
Related Party Sales of Property		8.2	5.0		5.2
Related Party Purchases of Property		2.0	3.5		2.7
Indiana Michigan Power Co [Member] | Direct Purchases from West Affiliates [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate					0.0
Indiana Michigan Power Co [Member] | Auction Purchases From AEPEP [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	[2]	0.0	0.0		0.0
Indiana Michigan Power Co [Member] | Auction Purchases From AEP Energy [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	[2]	0.0	0.0		0.0
Indiana Michigan Power Co [Member] | Auction Purchases from AEPSC [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	[2]	0.0	0.0		0.0
Indiana Michigan Power Co [Member] | Direct Purchases from AEGCo [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate		237.9	223.9		228.6
Indiana Michigan Power Co [Member] | Direct Sales to East Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.1	0.0		0.0
Indiana Michigan Power Co [Member] | Direct Sales to West Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	3.8		0.0
Indiana Michigan Power Co [Member] | Auction Sales to OPCo [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	[2]	7.1	0.0		12.0
Indiana Michigan Power Co [Member] | Direct Sales to AEPEP [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	0.0		0.0
Indiana Michigan Power Co [Member] | Transmission Agreement and Transmission Coordination Agreement Sales [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		11.7	(4.4)		12.2
Indiana Michigan Power Co [Member] | Other Revenues [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		3.2	2.4		2.0
Kentucky Power Co [Member]
Barging, Urea Transloading and Other Services
Expenses from Barging, Urea Transloading and Other Services		4.2	5.0		5.3
Central Machine Shop
Billings for Services from Central Machine Shop Facility		1.7	1.8		1.5
Ohio Power Co [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		21.0	24.4		17.3
Cost of Purchased Power from Affiliate		135.3	108.5		141.9
Generation Deferrals		0.0	0.0		(82.7)
Transmission Agreement
Net Charges from Transmission Agreement		210.1	248.6		143.6
Sales and Purchases of Property
Related Party Sales of Property		10.7	2.9		1.9
Related Party Purchases of Property		2.8	1.6		1.7
Ohio Power Co [Member] | Direct Purchases from West Affiliates [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate					0.0
Ohio Power Co [Member] | Auction Purchases From AEPEP [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	[2]	79.7	96.5		110.1
Ohio Power Co [Member] | Auction Purchases From AEP Energy [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	[2]	41.0	5.5		7.7
Ohio Power Co [Member] | Auction Purchases from AEPSC [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	[2]	14.6	6.5		24.1
Ohio Power Co [Member] | Direct Purchases from AEGCo [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate		0.0	0.0		0.0
Ohio Power Co [Member] | Direct Sales to East Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	0.0		0.0
Ohio Power Co [Member] | Direct Sales to West Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	0.0		0.0
Ohio Power Co [Member] | Auction Sales to OPCo [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	[2]	0.0	0.0		0.0
Ohio Power Co [Member] | Direct Sales to AEPEP [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	0.0		0.0
Ohio Power Co [Member] | Transmission Agreement and Transmission Coordination Agreement Sales [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		3.9	6.2		(2.0)
Ohio Power Co [Member] | Other Revenues [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		17.1	18.2		19.3
Public Service Co Of Oklahoma [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		5.4	4.3		2.6
Cost of Purchased Power from Affiliate		0.0	0.0		3.7
Transmission Coordination Agreement
Net (Revenues) Expenses from Transmission Coordination Agreement		65.9	56.0		19.6
Central Machine Shop
Billings for Services from Central Machine Shop Facility		0.5	1.1		0.5
Sales and Purchases of Property
Related Party Sales of Property		1.0	1.5		7.5
Related Party Purchases of Property		1.3	0.2		3.2
Public Service Co Of Oklahoma [Member] | Direct Purchases from West Affiliates [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate					3.7
Public Service Co Of Oklahoma [Member] | Auction Purchases From AEPEP [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	[2]	0.0	0.0		0.0
Public Service Co Of Oklahoma [Member] | Auction Purchases From AEP Energy [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	[2]	0.0	0.0		0.0
Public Service Co Of Oklahoma [Member] | Auction Purchases from AEPSC [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	[2]	0.0	0.0		0.0
Public Service Co Of Oklahoma [Member] | Direct Purchases from AEGCo [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate		0.0	0.0		0.0
Public Service Co Of Oklahoma [Member] | Direct Sales to East Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	0.0		0.0
Public Service Co Of Oklahoma [Member] | Direct Sales to West Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	0.0		0.0
Public Service Co Of Oklahoma [Member] | Auction Sales to OPCo [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	[2]	0.0	0.0		0.0
Public Service Co Of Oklahoma [Member] | Direct Sales to AEPEP [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	0.0		0.0
Public Service Co Of Oklahoma [Member] | Transmission Agreement and Transmission Coordination Agreement Sales [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.9	0.0		(1.7)
Public Service Co Of Oklahoma [Member] | Other Revenues [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		4.5	4.3		4.3
Southwestern Electric Power Co [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		28.4	25.9		24.5
Transmission Coordination Agreement
Net (Revenues) Expenses from Transmission Coordination Agreement		10.5	6.6		(19.6)
Central Machine Shop
Billings for Services from Central Machine Shop Facility		0.7	0.8		0.9
Sales and Purchases of Property
Related Party Sales of Property		0.8	0.5		1.0
Related Party Purchases of Property		0.8	0.4		6.5
Southwestern Electric Power Co [Member] | Direct Sales to East Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	0.0		0.0
Southwestern Electric Power Co [Member] | Direct Sales to West Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	0.0		3.7
Southwestern Electric Power Co [Member] | Auction Sales to OPCo [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	[2]	0.0	0.0		0.0
Southwestern Electric Power Co [Member] | Direct Sales to AEPEP [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	(0.2)		(0.2)
Southwestern Electric Power Co [Member] | Transmission Agreement and Transmission Coordination Agreement Sales [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		26.9	24.2		19.4
Southwestern Electric Power Co [Member] | Other Revenues [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		1.5	1.9		1.6
Wheeling Power Co [Member]
Barging, Urea Transloading and Other Services
Expenses from Barging, Urea Transloading and Other Services		4.2	5.0		4.8
AEP Texas Inc. [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		105.2	65.7		75.7
ERCOT Transmission Service Charges
Billings from ETT for ERCOT Wholesale Transmission Services		27.0	30.0		29.0
Oklaunion PPA between AEP Texas and AEPEP
Oklaunion Purchase Power Agreement		22.1	52.0
Sales and Purchases of Property
Related Party Sales of Property		0.3	0.2		0.3
Related Party Purchases of Property		$ 0.1	0.4		0.7
Related Party Transactions (Textuals)
Jointly Owned Utility Plant, Proportionate Ownership Share		54.69%
AEP Texas Inc. [Member] | Direct Sales to East Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		$ 0.0	0.0		0.0
AEP Texas Inc. [Member] | Direct Sales to West Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	0.0		0.0
AEP Texas Inc. [Member] | Auction Sales to OPCo [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	[2]	0.0	0.0		0.0
AEP Texas Inc. [Member] | Direct Sales to AEPEP [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		103.6	63.6		73.9
AEP Texas Inc. [Member] | Transmission Agreement and Transmission Coordination Agreement Sales [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	0.0		0.0
AEP Texas Inc. [Member] | Other Revenues [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		$ 1.6	$ 2.1		$ 1.8

[1]	The amounts presented reflect the revisions made to AEPTCo’s previously issued financial statements. See the “Revisions to Previously Issued Financial Statements” section of Note 1 for additional information.
[2]	Refer to the Ohio Auctions section below for further information regarding these amounts.
[3]	Reflects the revisions made to AEPTCo’s previously issued financial statements. See the “Revisions to Previously Issued Financial Statements” section of Note 1 for additional information.